Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 4,138,074	$ 29,116,835
Trade and other receivables	17,447,428	10,400,060
Other current assets	340,194	337,093
Total current assets	21,925,696	39,853,988
Non-current assets
Property, plant and equipment	46,136	53,466
Intangible assets	38,161,747	46,574,422
Total non-current assets	38,207,883	46,627,888
Total assets	60,133,579	86,481,876
Current liabilities
Trade and other payables	10,531,800	9,340,993
Other financial liabilities	6,860,850	3,421,337
Employee benefit obligations	697,907	450,104
Deferred revenue	806,410	1,720,551
Total current liabilities	18,896,967	14,932,985
Non-current liabilities
Trade and other payables
Other financial liabilities	18,912,929	28,676,987
Total non-current liabilities	18,912,929	28,676,987
Total liabilities	37,809,896	43,609,972
Net assets	22,323,683	42,871,904
EQUITY
Share capital	209,933,371	176,558,493
Other equity		849,544
Other reserves	14,414,155	13,116,919
Accumulated losses	(199,660,317)	(145,732,952)
Non-controlling interests	(2,363,526)	(1,920,100)
Total equity	$ 22,323,683	$ 42,871,904